CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (11,142,007)	$ (14,040,769)	$ (5,625,740)
Adjustments to reconcile net loss to net cash used in operating activities:
(Reversal of) allowance for accounts receivable	(7,523,759)	7,029,706	179,562
(Reversal of) allowance for advances to suppliers	(1,860,686)	1,807,897	(207,668)
Allowance for other receivable	18,203,745	0	0
Allowance (reversal of allowance) for prepaid expenses and other current assets	83,627	32,249	(3,616)
(Reversal of) allowance for inventories	(297,929)	107,008	195,355
Depreciation expense	483,979	1,389,926	1,564,673
Loss on disposal of property and equipment	0	0	536
Amortization of operating lease right-of-use assets	58,378	78,708	114,472
Amortization of intangible assets and land use right	133,227	211,434	207,348
Depreciation of biological assets	621,149	932,784	873,358
(Gain) loss on disposal of subsidiaries	(815,671)	1,290,201	0
Share of net loss from equity investee	308,681	0	0
Deferred income taxes	0	(8,984)	(961,506)
Amortization of deferred revenue	0	(81,896)	(97,366)
Amortization of debts issuance costs	540,528	0	277,500
Issuance of ordinary shares for commitment fee	201,278	0	0
Issuance of ordinary shares for services	0	0	1,100,000
Interest expenses	168,183	233,873	0
Changes in operating assets and liabilities:
Accounts receivable, net	(7,492,485)	10,859,002	(11,266,039)
Inventories, net	(56,356)	(1,623,995)	(2,151,007)
Advances to suppliers, net	6,465,210	(5,320,689)	(21,761,492)
Prepaid expenses and other current assets	(84,971)	(65,080)	(295,191)
Accounts payable	(32,392)	(4,018,100)	5,446,546
Operating lease liabilities	0	(32,004)	(16,107)
Taxes payable	2,707	164,264	(508,292)
Accrued expenses and other current liabilities	64,027	(1,316,707)	2,769,703
Net cash used in operating activities	(1,971,537)	(2,371,172)	(30,164,971)
Cash flows from investing activities:
Purchase of investment	(5,650,000)	0	0
Proceeds from disposal of subsidiaries, net of cash	(4,466)	1,569,508	0
Loan to a third party	(5,950,000)	0	0
Repayment from loan to a third party	1,200,428	0	0
Purchase of treasury shares	0	(430)	0
Other receivables	0	0	(769,875)
Purchase of property, plant and equipment	0	0	(683,392)
Acquisition of a subsidiary, net of cash	0	0	613
Net cash (used in) provided by investing activities	(10,404,038)	1,569,078	(1,452,654)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	6,000,000	0	0
Proceeds from convertible notes	5,925,000	0	3,000,000
Proceeds from issuance of ordinary shares for warrants exercised	523,200	145,290	0
Proceeds from issuance of shares and warrants	0	0	8,945,433
Repayment of related parties loans	0	(2,082)	0
Proceeds from related parties loans	0	807,439	266,739
Repayment of loans	0	(24,816)	(4,578,329)
Proceeds from loans	0	0	5,798,704
Net cash provided by financing activities	12,448,200	925,831	13,432,547
Effect of exchange rate changes on cash	758	(1,916)	333,708
Net increase (decrease) in cash	73,383	121,821	(17,851,370)
Cash and restricted cash, beginning of year	317,323	195,502	18,046,872
Cash and restricted cash, end of year	390,706	317,323	195,502
Supplemental disclosure information:
Cash paid for income tax	335	59	28,764
Cash paid for interest	0	36,726	241,484
Supplemental non-cash activities:
Issuance of shares for acquisition	10,000,000	0	18,373,771
Issuance of ordinary shares for convertible notes redemption	3,207,160	2,419,174	1,250,000
Issuance of ordinary shares for services			1,100,000
Lease liabilities arising from obtaining right-of-use assets	$ 0	$ 0	$ 1,156